Financial Instruments by Categories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of the Financial Instruments
Financial Instruments as of December 31, 2023, by categories are as follows:

				(Unit: USD)
	As of December 31, 2023
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	476,715	—	—	476,715
Trade receivables	4,176,766	—	—	4,176,766
Other current financial assets	73,284	—	—	73,284
Non-current financial assets	—	107,862	—	107,862
Lease deposits	186,573	—	—	186,573
Other deposits	—	—	—	—

Total	4,913,338	107,862	—	5,021,200

				(Unit: USD)
	As of December 31, 2023
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	6,220,562	—	—	6,220,562
Short-term borrowings	13,511,319	—	—	13,511,319
Convertible Bonds(*)	1,961,792	—	—	1,961,792
Current portion of long-term borrowings	1,620,136	—	—	1,620,136
Current portion of lease liabilities	165,294	—	—	165,294
Long-term borrowings	4,864,373	—	—	4,864,373
Derivative warrant liabilities	—	—	2,018,349	2,018,349
Long-term lease liabilities	13,943	—	—	13,943

Total	28,357,419	—	2,018,349	30,375,768

(*)
On March 23, 2023, the Company issued a convertible bond (“CB”) to Charm Savings Bank in an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000. The CB accrues interest at an annual rate of 10% and is due to mature on March 23, 2024.

Financial Instruments as of December 31, 2022, by categories are as follows:

				(Unit: USD)
	As of December 31, 2022
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	196,627	—	—	196,627
Trade receivables	697,999	—	—	697,999
Other current financial assets	1,035,930	—	—	1,035,930
Non-current financial assets	—	107,890	—	107,890
Lease deposits	207,825	—	—	207,825
Other deposits	4,307,756	—	—	4,307,756

Total	6,446,137	107,890	—	6,554,027

				(Unit: USD)
	As of December 31, 2022
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	7,184,181	—	—	7,184,181
Short-term borrowings	11,863,506	—	—	11,863,506
Current portion of long-term borrowings	2,001,142	—	—	2,001,142
Current portion of lease liabilities	108,488	—	—	108,488
Long-term borrowings	4,741,358	—	—	4,741,358
Leasehold deposit received	69,836	—	—	69,836
Long-term lease liabilities	24,694	—	—	24,694

Total	25,993,205	—	—	25,993,205